Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 288,961	$ 147,884	$ 390,156	$ 534,082	$ 621,106	$ 2,062,083	$ 1,176,829
Revenue, related party	25,192	25,192	74,754	50,110	75,301
Less: allowances and refunds				(60,000)	(67,275)
Net revenue	314,153	173,076	464,910	524,192	629,132	2,062,083	1,176,829
Cost of revenues	656,383	1,813,562	1,837,711	3,492,105	3,796,651	2,660,749	1,051,135
Gross profit/(loss)	(342,230)	(1,640,486)	(1,372,801)	(2,967,913)	(3,167,519)	(598,666)	125,694
Operating expenses
Selling and marketing	103,765	319,204	442,261	749,212	933,627	664,383	806,221
Research and development		61,623		136,656	242,232	74,861	176,964
General and administrative	3,506,029	1,984,303	12,627,644	3,183,382	9,109,205	2,456,435	895,798
Total operating expenses	3,609,794	2,365,130	13,069,905	4,069,250	10,285,064	3,195,679	1,878,983
Loss from operations	(3,952,024)	(4,005,616)	(14,442,706)	(7,037,163)	(13,452,583)	(3,794,345)	(1,753,289)
Other income (expense)
Interest income (expense), net	(195,426)	(123,007)	(289,226)	(71,343)	(1,282,761)	6,905	(4,948)
Financing Costs	(522,379)		(2,822,011)
Change in fair value of derivative liabilities	(2,544,014)	548,315	509,057	548,315	(1,805,990)
Amortization of debt discount	(2,071,898)	(216,224)	(8,121,537)	(216,224)	(935,290)
Other income (expense)	(6,208)		45,927	(26,511)
Total other income (expense)	(5,339,925)	209,084	(10,677,790)	234,237	(3,088,751)	6,905	(4,948)
Loss before provision for income taxes	(9,291,949)	(3,796,532)	(25,120,496)	(6,802,926)	(16,541,334)	(3,787,440)	(1,758,237)
Provision for income taxes	0	0	0	0		4,000
Net loss	$ (9,291,949)	$ (3,796,532)	$ (25,120,496)	$ (6,802,926)	$ (16,541,334)	$ (3,791,440)	$ (1,758,237)
Loss per share attributable to common stockholders
Basic (in Dollars per share)	$ (0.13)	$ (0.13)	$ (0.54)	$ (0.22)	$ (0.55)	$ (0.13)	$ (0.07)
Diluted (in Dollars per share)	$ (0.13)	$ (0.13)	$ (0.54)	$ (0.22)	$ (0.55)	$ (0.13)	$ (0.07)
Weighted average shares outstanding
Basic (in Shares)	73,524,951	30,371,299	46,945,806	30,472,447	30,067,693	28,971,983	25,119,175
Diluted (in Shares)	73,524,951	30,371,299	46,945,806	30,472,447	30,067,693	28,971,983	25,119,175
Other Comprehensive loss
Net loss	$ (9,291,949)	$ (3,796,532)	$ (25,120,496)	$ (6,802,926)	$ (16,541,334)	$ (3,791,440)	$ (1,758,237)
Unrealized loss from marketable securities		(158,507)	0	(158,507)	(108,388)
Comprehensive loss	$ (9,291,949)	$ (3,955,039)	$ (25,120,496)	$ (6,961,433)	$ (16,649,722)	$ (3,791,440)	$ (1,758,237)